LOANS - Credit Portfolio (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	$ 54,429.4	$ 176,881,841	$ 166,372,776	[2]
Allowance for impairment losses	(2,522.1)	(8,196,187)	(5,618,481)	[2]	$ (4,261,444)	$ (3,718,324)
Net balance of loan portfolio	$ 51,907.3	168,685,654	160,754,295	[2]
General purpose loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		65,923,472	64,153,372
Personal loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		33,791,703	30,553,566
Mortgage
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		17,279,362	15,103,533
Allowance for impairment losses		(257,243)	(130,882)		(124,100)	(95,102)
Credit cards
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		15,550,920	13,846,823
Working capital loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		15,192,830	14,723,490
Commercial financial leases
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		9,858,952	9,892,402
Interbank and overnight funds
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		7,635,188	7,279,047
Automobile and vehicle loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		5,951,793	5,896,640
Loans funded by development banks
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		3,222,754	2,713,818
Housing leases
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		1,312,741	1,047,766
Overdrafts
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		481,946	525,867
Microcredit
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		425,697	409,688
Allowance for impairment losses		(88,177)	(74,167)		$ (63,137)	$ (49,206)
Consumer financial leases
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio		$ 254,483	$ 226,764

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.